Segment Reporting - Schedule of Segment Information (Details) - Operating Segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment Information [Line items]
Revenue	$ 18,227,537	$ 17,252,662	$ 13,272,075
Less:
Cost of revenue	11,033,219	9,105,337	7,169,404
Selling expenses	4,757,279	4,882,958	3,697,909
General and administrative expenses	2,966,659	3,874,868	3,842,787
Income (loss) from operations	(529,620)	(610,501)	(1,438,025)
Other income (expense)
Interest (expense) income, net	(50,928)	35,505	(35,457)
Other (expense) income, net		193,425	194,824
Other income, net	687,492
Interest income from long term debt investment	723,945	534,575
Profit (loss) before income tax expense	830,889	153,004	(1,278,658)
Income tax expense	(74,604)	(119,416)	(9,547)
Net income (loss)	756,285	33,588	(1,288,205)
Depreciation	823,869	831,820	701,461
Capital expenditures	583,313	2,113,964	860,034
China [Member]
Schedule of Segment Information [Line items]
Revenue	16,142,693	14,314,156	9,491,208
Less:
Cost of revenue	8,961,237	7,196,311	5,080,616
Selling expenses	3,929,035	4,089,650	2,754,399
General and administrative expenses	905,811	1,066,993	686,078
Income (loss) from operations	2,346,610	1,961,202	970,115
Other income (expense)
Interest (expense) income, net	(134,517)	(31,395)	(35,457)
Other (expense) income, net		(93,636)	(790)
Other income, net	9,445
Interest income from long term debt investment
Profit (loss) before income tax expense	2,221,538	1,836,171	933,868
Income tax expense	(74,604)	(119,416)	(9,547)
Net income (loss)	2,146,934	1,716,755	924,321
Depreciation	465,689	455,144	385,736
Capital expenditures	578,126	686,885	671,965
United States and Others [Member]
Schedule of Segment Information [Line items]
Revenue	2,084,844	2,938,506	3,780,867
Less:
Cost of revenue	2,071,982	1,909,026	2,088,788
Selling expenses	828,244	793,308	943,510
General and administrative expenses	2,060,848	2,807,875	3,156,709
Income (loss) from operations	(2,876,230)	(2,571,703)	(2,408,140)
Other income (expense)
Interest (expense) income, net	83,589	66,900
Other (expense) income, net		287,061	195,614
Other income, net	678,047
Interest income from long term debt investment	723,945	534,575
Profit (loss) before income tax expense	(1,390,649)	(1,683,167)	(2,212,526)
Income tax expense
Net income (loss)	(1,390,649)	(1,683,167)	(2,212,526)
Depreciation	358,180	376,676	315,725
Capital expenditures	$ 5,187	$ 1,427,079	$ 188,069